Long-Term Debt Narrative (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($)	Jun. 30, 2014 USD ($)	Sep. 24, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 13, 2017	Jun. 03, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Loss on early debt extinguishment				$ 23,121,000	$ 0	$ 0
Available borrowings under revolving credit facility				259,100,000
Notes				$ 936,727,000	939,983,000
Cedar Fair L.P. (Parent) [Member]
Debt Instrument [Line Items]
Parent ownership percentage in subsidiaries that guarantee debt				100.00%
April 2017 notes | Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000,000
Stated interest rate percentage	5.375%
Debt instrument, redemption price (percent)	35.00%
Debt instrument, redemption price, percentage of principal amount redeemed	105.375%
Redemption percentage of original face amount	100.00%
March 2013 notes
Debt Instrument [Line Items]
Stated interest rate percentage				5.25%
Notes				$ 0	500,000,000
March 2013 notes | Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Effective interest rate (percent)									5.25%
Credit Agreement 2013 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				885,000,000
Credit Agreement 2013 [Member] | Canadian Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt issuance costs, line of credit arrangements, gross	$ 7,700,000
Amortization of debt issuance costs	15,500,000
Credit Agreement 2013 [Member] | Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				630,000,000
Credit Agreement 2013 [Member] | Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				255,000,000
Maximum outstanding revolving credit balance during period				$ 110,000,000
April 2017 term debt
Debt Instrument [Line Items]
Debt instrument, face amount	1,025,000,000
Debt instrument consolidated leverage ratio				5.5
April 2017 term debt | Canadian Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	15,000,000
April 2017 term debt | Canadian Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Line of credit facility interest rate margin over libor at period end							2.00%
April 2017 term debt | Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	750,000,000
Debt instrument, periodic payment	$ 7,500,000
Repayments of debt			$ 15,000,000
April 2017 term debt | Senior Secured Term Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Effective interest rate (percent)	2.25%
April 2017 term debt | Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 275,000,000
Credit facility, unused capacity, commitment fee (percent)				0.38%
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Standby letters of credit outstanding, amount				$ 15,900,000
June 2014 U.S. fixed rate notes at 5.375% (due 2024)
Debt Instrument [Line Items]
Stated interest rate percentage				5.375%				5.375%
Notes		$ 450,000,000		$ 450,000,000	$ 450,000,000
June 2014 U.S. fixed rate notes at 5.375% (due 2024) | Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Redemption percentage of original face amount		100.00%
March 2013 Credit Agreement [Member]
Debt Instrument [Line Items]
Stated interest rate percentage				3.25%
March 2013 Credit Agreement [Member] | Restricted Payments [Member]
Debt Instrument [Line Items]
Debt instrument consolidated leverage ratio				5.0
Debt covenant, restricted payments, maximum				$ 60,000,000